SUPPLEMENT DATED DECEMBER 15, 2009
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE, FUTURITY,
COLUMBIA ALL-STAR, COLUMBIA ALL-STAR EXTRA, COLUMBIA ALL-STAR FREEDOM,
COLUMBIA ALL-STAR TRADITIONS, FUTURITY SELECT FOUR PLUS,
FUTURITY SELECT INCENTIVE, FUTURITY SELECT FREEDOM,
AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to the investment adviser of the AIM Variable Insurance Funds.

On or about December 31, 2009, Invesco Aim Advisors, Inc., the investment adviser to the AIM Variable Insurance Funds, will be merging into Invesco Institutional (N.A.), Inc. The name of Invesco Institutional (N.A.), Inc. will then be changed to Invesco Advisers, Inc.

Any reference to Invesco Aim Advisors, Inc. in each prospectus listed above is replaced with the name of Invesco Advisers, Inc. after December 31, 2009.

Please retain this supplement with your prospectus for future reference.

SLUS 12/09